Restricted Net Assets - Schedule of Condensed Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	20,000,000	20,000,000
Ordinary shares, shares outstanding	[1]	20,000,000	20,000,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.